                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-00054
                                   -----------


                       RIVERSOURCE INVESTMENT SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota               55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     9/30
                         --------------
Date of reporting period:    6/30
                         --------------

                              PORTFOLIO HOLDINGS
                                      FOR
                           RIVERSOURCE BALANCED FUND
                               AT JUNE 30, 2006

INVESTMENTS IN SECURITIES

RiverSource Balanced Fund

JUNE 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

-------------------------------------------------------------------
COMMON STOCKS (64.9%)
-------------------------------------------------------------------
ISSUER                                SHARES               VALUE(a)
AEROSPACE & DEFENSE (2.6%)
Boeing                                40,699         $    3,333,655
DRS Technologies                       7,687                374,741
General Dynamics                      43,627              2,855,823
Goodrich                              72,926              2,938,189
Honeywell Intl                       173,425              6,989,028
L-3 Communications
   Holdings                           10,111                762,572
Lockheed Martin                       69,812              5,008,313
Northrop Grumman                      82,070              5,257,404
United Technologies                   42,350              2,685,837
                                                     --------------
Total                                                    30,205,562
-------------------------------------------------------------------

AUTOMOBILES (0.1%)
General Motors                        47,478(l)           1,414,370
-------------------------------------------------------------------

BEVERAGES (0.6%)
Coca-Cola                             50,369              2,166,874
PepsiCo                               84,806              5,091,753
                                                     --------------
Total                                                     7,258,627
-------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
Amgen                                 11,011(b)             718,248
Biogen Idec                           24,844(b)           1,151,022
                                                     --------------
Total                                                     1,869,270
-------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
American Standard
   Companies                          19,431                840,779
Masco                                 76,842              2,277,597
                                                     --------------
Total                                                     3,118,376
-------------------------------------------------------------------

CAPITAL MARKETS (2.9%)
Bank of New York                     184,128              5,928,922
Franklin Resources                    24,930              2,164,173
Investors Financial Services             230                 10,327
KKR Private Equity
   Investors LP Unit                  48,780(b)           1,068,282
Legg Mason                             7,986                794,767
Lehman Brothers Holdings             112,260              7,313,739
Merrill Lynch & Co                    86,016              5,983,273
Morgan Stanley                       118,630              7,498,602

-------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
ISSUER                                SHARES               VALUE(a)
CAPITAL MARKETS (CONT.)
Natl Financial Partners                8,640         $      382,838
State Street                          59,740              3,470,297
                                                     --------------
Total                                                    34,615,220
-------------------------------------------------------------------

CHEMICALS (0.9%)
Dow Chemical                         167,148              6,523,786
Eastman Chemical                      31,549              1,703,646
Lyondell Chemical                     79,839              1,809,152
RPM Intl                              46,849                843,282
                                                     --------------
Total                                                    10,879,866
-------------------------------------------------------------------

COMMERCIAL BANKS (5.8%)
Bank of America                      632,901(h)          30,442,538
Commerce Bancorp                      43,141(l)           1,538,839
PNC Financial
   Services Group                     67,591              4,742,860
Standard Chartered                       470(c)              11,472
US Bancorp                           245,960              7,595,245
Wachovia                             148,494              8,030,556
Wells Fargo & Co                     239,635             16,074,716
                                                     --------------
Total                                                    68,436,226
-------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
Avery Dennison                        21,310              1,237,259
Cendant                              179,978              2,931,841
                                                     --------------
Total                                                     4,169,100
-------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.2%)
Alcatel                               14,101(b,c)           178,909
CBS Cl B                              87,675              2,371,609
Cisco Systems                        288,867(b)           5,641,572
Corning                               18,039(b)             436,363
Lucent Technologies                  649,859(b)           1,572,659
Motorola                             183,898              3,705,545
                                                     --------------
Total                                                    13,906,657
-------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.7%)
Dell                                 191,452(b)           4,673,343
EMC                                  151,051(b)           1,657,029
Hewlett-Packard                      223,759              7,088,686
Intl Business Machines                91,064              6,995,536
                                                     --------------
Total                                                    20,414,594
-------------------------------------------------------------------

-------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
ISSUER                                SHARES               VALUE(a)
CONSUMER FINANCE (0.9%)
American Express                      55,714         $    2,965,099
Capital One Financial                 89,542              7,651,364
                                                     --------------
Total                                                    10,616,463
-------------------------------------------------------------------

CONTAINERS & PACKAGING (0.3%)
Temple-Inland                         72,412              3,104,302
-------------------------------------------------------------------

DISTRIBUTORS (--%)
Aventine Renewable Energy              2,190(b)              85,191
-------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.3%)
Citigroup                            551,259             26,592,734
JPMorgan Chase & Co                  301,087             12,645,654
                                                     --------------
Total                                                    39,238,388
-------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.8%)
AT&T                                 198,130              5,525,846
BellSouth                            304,863             11,036,041
Chunghwa Telecom ADR                 118,956(c)           2,197,117
Citizens Communications               67,109                875,772
Embarq                                32,940(b)           1,350,211
Qwest Communications Intl            258,381(b)           2,090,302
Sprint Nextel                        467,111              9,337,549
Verizon Communications               383,103             12,830,119
                                                     --------------
Total                                                    45,242,957
-------------------------------------------------------------------

ELECTRIC UTILITIES (1.7%)
Entergy                               61,477              4,349,498
Exelon                               115,138              6,543,293
FPL Group                             24,330              1,006,775
PPL                                   79,345              2,562,844
Southern                             122,580              3,928,689
Xcel Energy                           84,836              1,627,154
                                                     --------------
Total                                                    20,018,253
-------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Flextronics Intl                     148,856(b,c)         1,580,851
-------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.2%)
Cameron Intl                          31,295(b)           1,494,962
Halliburton                           61,100              4,534,231
Natl Oilwell Varco                    12,350(b)             782,002
Schlumberger                          28,729              1,870,545

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
1 - RIVERSOURCE BALANCED FUND - PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

-------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
ISSUER                                SHARES               VALUE(a)
ENERGY EQUIPMENT & SERVICES (CONT.)
TODCO Cl A                             9,826         $      401,392
Transocean                            17,355(b)           1,393,954
Weatherford Intl                      70,426(b)           3,494,538
                                                     --------------
Total                                                    13,971,624
-------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.0%)
CVS                                   54,979              1,687,855
Safeway                              174,828              4,545,528
Wal-Mart Stores                      105,596              5,086,560
                                                     --------------
Total                                                    11,319,943
-------------------------------------------------------------------

FOOD PRODUCTS (0.9%)
Cadbury Schweppes                     82,684(c)             797,326
Campbell Soup                         41,560              1,542,292
General Mills                         59,464              3,071,910
Hershey                               15,753                867,518
Kellogg                               91,264              4,419,915
                                                     --------------
Total                                                    10,698,961
-------------------------------------------------------------------

GAS UTILITIES (0.2%)
ONEOK                                 83,863              2,854,697
-------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Bausch & Lomb                         16,804                824,068
Baxter Intl                           59,549              2,189,021
Boston Scientific                    201,862(b)           3,399,357
PerkinElmer                           18,026                376,743
                                                     --------------
Total                                                     6,789,189
-------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.2%)
Aetna                                 31,703              1,265,901
Cardinal Health                       55,818              3,590,772
CIGNA                                 40,572              3,996,747
Community Health Systems              30,181(b)           1,109,152
Humana                                60,846(b)           3,267,430
UnitedHealth Group                    27,359              1,225,136
                                                     --------------
Total                                                    14,455,138
-------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.4%)
Carnival Unit                          9,953                415,438
Marriott Intl Cl A                    65,091              2,481,270
McDonald's                            56,209              1,888,622
                                                     --------------
Total                                                     4,785,330
-------------------------------------------------------------------

HOUSEHOLD DURABLES (--%)
DR Horton                             15,324                365,018
-------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.8%)
Colgate-Palmolive                     48,299              2,893,110
Procter & Gamble                      68,059              3,784,080
Spectrum Brands                      237,579(b)           3,069,521
                                                     --------------
Total                                                     9,746,711
-------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.6%)
General Electric                     435,988             14,370,164
Tyco Intl                            162,776(c)           4,476,340
                                                     --------------
Total                                                    18,846,504
-------------------------------------------------------------------

INSURANCE (3.9%)
ACE                                  119,113(c)           6,025,927
American Intl Group                  354,338             20,923,659
Aon                                   70,311              2,448,229
Arch Capital Group                    13,552(b,c)           805,802
Aspen Insurance Holdings              67,187(c)           1,564,785
Chubb                                 68,559              3,421,094

-------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
ISSUER                                SHARES               VALUE(a)
INSURANCE (CONT.)
Endurance Specialty
   Holdings                           38,427(c)      $    1,229,664
Hartford Financial
   Services Group                     52,449              4,437,185
Max Re Capital                        65,874(c)           1,438,688
Prudential Financial                  22,287              1,731,700
XL Capital Cl A                       24,679(c)           1,512,823
                                                     --------------
Total                                                    45,539,556
-------------------------------------------------------------------

IT SERVICES (0.8%)
Affiliated Computer
   Services Cl A                      67,459(b)           3,481,559
Automatic Data Processing             61,751              2,800,408
Computer Sciences                     13,928(b)             674,672
First Data                            45,145              2,033,331
                                                     --------------
Total                                                     8,989,970
-------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Mattel                                43,849                723,947
-------------------------------------------------------------------

MACHINERY (0.9%)
Caterpillar                           54,446              4,055,138
Deere & Co                            18,670              1,558,758
Illinois Tool Works                   36,192              1,719,120
Ingersoll-Rand Cl A                   40,940(c)           1,751,413
ITT Inds                              22,461              1,111,820
                                                     --------------
Total                                                    10,196,249
-------------------------------------------------------------------

MEDIA (4.5%)
Cablevision Systems Cl A              15,393                330,180
Clear Channel
   Communications                     26,323                814,697
Comcast Cl A                         129,799(b)           4,249,619
Comcast Special Cl A                 233,454(b)           7,652,623
EchoStar Communications
   Cl A                               51,261(b)           1,579,351
Liberty Global Cl A                   54,790(b)           1,177,985
Liberty Global Series C               55,565(b)           1,142,972
Liberty Media Holding -
   Capital Series A                   20,709(b,p)         1,734,793
Liberty Media Holding -
   Interactive Cl A                  103,550(b,p)         1,787,273
News Corp Cl A                       343,302              6,584,532
NTL                                  291,861              7,267,339
Time Warner                          353,497              6,115,498
Viacom Cl B                          151,760(b)           5,439,078
Vivendi                               87,544(c)           3,067,944
Walt Disney                          118,967              3,569,010
                                                     --------------
Total                                                    52,512,894
-------------------------------------------------------------------

METALS & MINING (0.2%)
Alcan                                 29,384(c)           1,379,285
Alcoa                                 31,921              1,032,964
Ternium ADR                            8,072(b,c)           195,100
                                                     --------------
Total                                                     2,607,349
-------------------------------------------------------------------

MULTILINE RETAIL (0.9%)
Federated
   Department Stores                  77,617              2,840,782
JC Penney                             23,370              1,577,709
Kohl's                                 5,867(b)             346,857
Nordstrom                             10,460                381,790
Target                               106,373              5,198,448
                                                     --------------
Total                                                    10,345,586
-------------------------------------------------------------------

-------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
ISSUER                                SHARES               VALUE(a)
MULTI-UTILITIES (0.5%)
Dominion Resources                    86,309         $    6,455,050
-------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (6.8%)
Anadarko Petroleum                    49,439              2,357,746
BP ADR                                47,040(c)           3,274,454
Chesapeake Energy                     26,124                790,251
Chevron                              237,761             14,755,448
ConocoPhillips                       265,412             17,392,448
Devon Energy                          52,994              3,201,368
Exxon Mobil                          470,757             28,880,942
Hess                                  39,160              2,069,606
Kerr-McGee                            15,414              1,068,961
Newfield Exploration                  47,642(b)           2,331,599
Royal Dutch Shell ADR                 37,354(c)           2,501,971
                                                     --------------
Total                                                    78,624,794
-------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.6%)
Bowater                               49,481              1,125,693
Intl Paper                            76,330              2,465,459
Weyerhaeuser                          53,202              3,311,824
                                                     --------------
Total                                                     6,902,976
-------------------------------------------------------------------

PHARMACEUTICALS (3.6%)
Bristol-Myers Squibb                 240,204              6,211,675
GlaxoSmithKline ADR                   41,418(c)           2,311,124
Merck & Co                           164,397              5,988,983
Novartis ADR                          46,803(c)           2,523,618
Pfizer                               815,360             19,136,499
Schering-Plough                      203,718              3,876,754
Watson Pharmaceuticals                44,204(b)           1,029,069
Wyeth                                 26,985              1,198,404
                                                     --------------
Total                                                    42,276,126
-------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.4%)
Apartment Investment &
   Management Cl A                    28,593              1,242,366
Equity Office
   Properties Trust                   76,793              2,803,712
HomeBanc                              50,671                402,328
                                                     --------------
Total                                                     4,448,406
-------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.1%)
Agere Systems                         49,557(b)             728,488
Credence Systems                      54,990(b)             192,465
Cypress Semiconductor                130,384(b,l)         1,895,783
Freescale
   Semiconductor Cl A                 56,568(b)           1,640,472
Freescale
   Semiconductor Cl B                 20,045(b)             589,323
Infineon Technologies ADR             83,453(b,c)           931,335
Integrated Device
   Technology                        170,631(b)           2,419,548
Intel                                152,302              2,886,124
Texas Instruments                     51,539              1,561,116
                                                     --------------
Total                                                    12,844,654
-------------------------------------------------------------------

SOFTWARE (1.4%)
Cadence Design Systems               203,332(b)           3,487,144
Compuware                            207,212(b)           1,388,320
McAfee                                16,426(b)             398,659
Microsoft                            251,219              5,853,403
Oracle                               243,674(b)           3,530,836
Symantec                              21,189(b)             329,277
TIBCO Software                       159,532(b)           1,124,701
                                                     --------------
Total                                                    16,112,340
-------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
2 - RIVERSOURCE BALANCED FUND - PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

-------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
ISSUER                                SHARES               VALUE(a)
SPECIALTY RETAIL (0.3%)
Gap                                   43,916         $      764,138
Home Depot                            46,276              1,656,219
Urban Outfitters                      55,413(b)             969,173
                                                     --------------
Total                                                     3,389,530
-------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.1%)
Countrywide Financial                263,338             10,027,911
Fannie Mae                           149,845              7,207,545
Freddie Mac                          107,820              6,146,818
Washington Mutual                     40,487              1,845,397
                                                     --------------
Total                                                    25,227,671
-------------------------------------------------------------------

TOBACCO (1.4%)
Altria Group                         224,523             16,486,724
-------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.8%)
ALLTEL                               104,685              6,682,043
Vodafone Group ADR                   135,043(c)           2,876,416
                                                     --------------
Total                                                     9,558,459
-------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $681,171,109)                                 $  763,249,669
-------------------------------------------------------------------

--------------------------------------------------------------------
BONDS (36.3%)
-------------------------------------------------------------------
ISSUER                COUPON     PRINCIPAL                 VALUE(a)
                       RATE        AMOUNT
SOVEREIGN (--%)
United Mexican States
     09-27-34          6.75%    $    535,000(c)      $      520,288
-------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (8.4%)
Federal Farm Credit Bank
     10-10-08          4.25        1,775,000              1,731,541
Federal Home Loan Bank
     01-18-08          4.63        5,530,000              5,463,419
     02-08-08          4.63        1,355,000              1,337,163
Federal Home Loan Mtge Corp
     06-15-08          3.88       11,790,000             11,453,041
     10-15-08          5.13        4,510,000              4,478,322
     03-15-09          5.75        1,395,000              1,405,740
     07-15-09          4.25        5,250,000              5,078,425
     07-12-10          4.13           32,000                 30,441
Federal Natl Mtge Assn
     09-15-07          4.25        4,815,000              4,749,612
     01-15-08          4.63          345,000                340,766
     07-15-08          3.88          700,000                678,798
     10-15-08          4.50        8,960,000              8,782,968
     05-15-10          4.13          415,000                395,794
U.S. Treasury
     05-31-08          4.88        2,325,000              2,312,013
     05-15-09          4.88        5,125,000              5,090,165
     05-31-11          4.88        3,222,000              3,189,277
     06-30-11          5.13        2,125,000              2,127,491
     05-15-16          5.13        4,435,000(l)           4,429,802
     08-15-23          6.25       24,325,000             26,827,823
     02-15-26          6.00        7,228,000              7,829,391
     02-15-31          5.38          465,000                473,029
                                                     --------------
Total                                                    98,205,021
-------------------------------------------------------------------

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON     PRINCIPAL                 VALUE(a)
                       RATE        AMOUNT
ASSET-BACKED (1.1%)
Aesop Funding II LLC
   Series 2004-2A Cl A1 (FGIC)
     04-20-08          2.76%    $    400,000(d,k)    $      393,261
AmeriCredit Automobile Receivables Trust
   Series 2005-DA Cl A3
     12-06-10          4.87          400,000                395,812
ARG Funding
   Series 2005-1A Cl A3 (MBIA)
     04-20-11          4.29        1,100,000(d,k)         1,049,442
Capital Auto Receivables Asset Trust
   Series 2004-1
     09-15-10          2.84          600,000                582,393
Carmax Auto Owner Trust
   Series 2005-1 Cl A4
     03-15-10          4.35          425,000                415,148
College Loan Corporation Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-1
     07-25-08          5.62        2,150,000(n)             412,531
Countrywide Asset-Backed Ctfs
   Series 2005-10 Cl AF6
     02-25-36          4.92          700,000                660,512
Countrywide Asset-Backed Ctfs
   Series 2006-4 Cl 1A1M
     07-25-36          5.58          558,652(j)             559,243
Dunkin Securitization
   Series 2006-1 Cl A2 (AMBAC)
     06-20-31          5.78          850,000(d,k)           843,773
Ford Credit Floorplan Master Owner Trust
   Series 2006-3
     06-15-11          5.52        3,200,000(j)           3,199,999
Long Beach Auto Receivables Trust
   Series 2004-C Cl A3 (FSA)
     09-15-09          3.40          595,163(k)             590,479
Metris Master Trust
   Series 2004-2 Cl D
     10-20-10          8.52          200,000(d,j)           201,336
Metris Master Trust
   Series 2005-1A Cl D
     03-21-11          7.17          225,000(d,j)           225,358
Morgan Stanley Auto Loan Trust
   Series 2004-HB2 Cl A3
     03-16-09          2.94          723,034                709,455
National Collegiate Student Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2006-2
     08-25-11          5.88        1,350,000(n)             348,419
Popular ABS Mtge Pass-Through Trust
   Series 2005-A Cl AF2
     06-25-35          4.49          475,000                464,553
Renaissance Home Equity Loan Trust
   Series 2005-4 Cl A3
     02-25-36          5.57          600,000                593,946
Residential Asset Securities
   Series 2006-KS1 Cl A2
     02-25-36          5.46        1,280,000(j)           1,280,800
                                                     --------------
Total                                                    12,926,460
-------------------------------------------------------------------

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON     PRINCIPAL                 VALUE(a)
                       RATE        AMOUNT
COMMERCIAL MORTGAGE-BACKED (3.8%)(f)
Banc of America Commercial Mtge
   Series 2005-1 Cl A4
     11-10-42          4.89%    $    650,000         $      628,150
Banc of America Commercial Mtge
   Series 2005-6 Cl A4
     09-10-47          5.18        1,125,000              1,074,972
Banc of America Commercial Mtge
   Series 2006-2
     05-10-45          5.72        1,550,000              1,543,467
Banc of America Large Loan
   Series 2005-BOCA Cl A1
     12-15-16          5.32          496,047(d,j)           496,017
Banc of America Large Loan
   Series 2005-BOCA Cl A2
     12-15-16          5.37          500,000(d,j)           500,085
Banc of America Large Loan
   Series 2006-LAQ Cl E
     02-09-21          5.53          500,000(d,j)           502,206
Banc of America Large Loan
   Series 2006-LAQ Cl F
     02-09-21          5.59          550,000(d,j)           551,968
Banc of America Large Loan
   Series 2006-LAQ Cl G
     02-09-21          5.68          375,000(d,j)           376,340
Bear Stearns Commercial Mtge Securities
   Series 2004-PWR5 Cl A3
     07-11-42          4.57          900,000                852,312
Bear Stearns Commercial Mtge Securities
   Series 2005-PW10 Cl A4
     12-11-40          5.41          550,000                529,742
Bear Stearns Commercial Mtge Securities
   Series 2005-T20 Cl E
     10-12-42          5.16          400,000                372,640
California State Teachers' Retirement System Trust
   Series 2002-C6 Cl A3
     11-20-14          4.46        2,190,787(d)           2,116,336
CDC Commercial Mtge Trust
   Series 2002-FX1 Cl A2
     11-15-30          5.68          900,000                897,225
Citigroup Commercial Mtge Trust
   Series 2005-EMG Cl A1
     09-20-51          4.15        1,097,512(d)           1,066,463
Citigroup/Deutsche Bank Commercial Mtge Trust
   Series 2005-CD1
     07-15-44          5.23          375,000                363,593
Commercial Mtge Pass-Through Ctfs
   Series 2006-CN2A
     02-05-19          5.44          300,000(d,j)           300,234
Credit Suisse Mtge Capital Ctfs
   Series 2006-C2 Cl A3
     03-15-39          5.66        1,500,000              1,481,451
CS First Boston Mtge Securities
   Series 2002-CKS4 Cl A1
     11-15-36          4.49          963,629                930,770
Federal Natl Mtge Assn #385683
     02-01-13          4.83          871,493                832,493
Federal Natl Mtge Assn #387166
     11-01-11          4.33          658,728                620,571
GE Capital Commercial Mtge
   Series 2004-C2 Cl A2
     03-10-40          4.12        1,100,000              1,046,595

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
3 - RIVERSOURCE BALANCED FUND - PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON     PRINCIPAL                 VALUE(a)
                       RATE        AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
GE Capital Commercial Mtge
   Series 2005-C3 Cl A1
     07-10-45          4.59%    $    764,159         $      744,417
GMAC Commercial Mtge Securities
   Series 2005-C1 Cl A1
     05-10-43          4.21          574,320                556,852
Greenwich Capital Commercial Funding
   Series 2004-GG1 Cl A5
     06-10-36          4.88          400,000                385,229
Greenwich Capital Commercial Funding
   Series 2006-GG7
     09-10-15          6.11          750,000(e)             752,511
Greenwich Capital Commercial Funding
   Series 2006-GG7 Cl A4
     06-10-16          6.11          750,000(e)             750,872
GS Mtge Securities II
   Series 2004-GG2 Cl A4
     08-10-38          4.96          775,000                749,141
JPMorgan Chase Commercial Mtge Securities
   Series 2002-CIB5 Cl A1
     10-12-37          4.37          672,606                651,995
JPMorgan Chase Commercial Mtge Securities
   Series 2003-CB6 Cl A1
     07-12-37          4.39          946,504                901,394
JPMorgan Chase Commercial Mtge Securities
   Series 2003-CB6 Cl A2
     07-12-37          5.26        1,575,000              1,520,640
JPMorgan Chase Commercial Mtge Securities
   Series 2003-LN1 Cl A1
     10-15-37          4.13          605,255                574,238
JPMorgan Chase Commercial Mtge Securities
   Series 2003-ML1A Cl A1
     03-12-39          3.97          530,261                507,430
JPMorgan Chase Commercial Mtge Securities
   Series 2004-CBX Cl A3
     01-12-37          4.18          550,000                525,038
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP2 Cl A1
     07-15-42          4.33          905,522                881,716
JPMorgan Chase Commercial Mtge Securities
   Series 2005-LDP5 Cl A4
     12-15-44          5.18        1,125,000              1,073,767
JPMorgan Chase Commercial Mtge Securities
   Series 2006-LDP6
     04-15-43          5.49        1,000,000                977,102
LB-UBS Commercial Mtge Trust
   Series 2002-C2 Cl A3
     06-15-26          5.39        1,035,000              1,023,022
LB-UBS Commercial Mtge Trust
   Series 2002-C4 Cl A4
     09-15-26          4.56        1,000,000                955,905
LB-UBS Commercial Mtge Trust
   Series 2004-C2 Cl A3
     03-15-29          3.97          650,000                595,108
LB-UBS Commercial Mtge Trust
   Series 2004-C8 Cl A2
     12-15-29          4.20        1,100,000              1,049,422
LB-UBS Commercial Mtge Trust
   Series 2005-C5 Cl A2
     09-15-30          4.89          825,000                799,062

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON     PRINCIPAL                 VALUE(a)
                       RATE        AMOUNT
COMMERCIAL MORTGAGE-BACKED (CONT.)
LB-UBS Commercial Mtge Trust
   Series 2006-C3
     03-15-39          5.64%    $    890,000         $      877,798
LB-UBS Commercial Mtge Trust
   Series 2006-C4
     06-15-32          5.83          600,000                602,813
Merrill Lynch Mtge Trust
   Series 2005-MCP1 Cl A1
     06-12-43          4.22          764,837                743,556
Merrill Lynch Mtge Trust
   Series 2006-C1 Cl A4
     05-12-39          5.66        1,250,000              1,231,712
Morgan Stanley Capital I
   Series 2003-IQ4 Cl A1
     05-15-40          3.27          827,982                783,564
Morgan Stanley Capital I
   Series 2003-T11 Cl A2
     06-13-41          4.34          575,000                552,390
Morgan Stanley Capital I
   Series 2004-HQ4 Cl A5
     04-14-40          4.59          700,000                659,967
Morgan Stanley Capital I
   Series 2005-IQ10 Cl A4A
     09-15-42          5.23          775,000                738,999
Morgan Stanley Capital I
   Series 2005-T19
     06-12-47          4.85        1,325,000              1,257,017
Morgan Stanley Dean Witter Capital I
   Series 2002-TOP7 Cl A2
     01-15-39          5.98        1,895,000              1,907,564
Prudential Commercial Mtge Trust
   Series 2003-PWR1 Cl A1
     02-11-36          3.67          785,414                740,598
Wachovia Bank Commercial Mtge Trust
   Series 2005-C20 Cl A5
     07-15-42          5.09          600,000                580,270
Wachovia Bank Commercial Mtge Trust
   Series 2005-C21 Cl A4
     10-15-44          5.20          925,000                884,915
Wachovia Bank Commercial Mtge Trust
   Series 2006-C25
     05-15-43          5.76          625,000                622,417
                                                     --------------
Total                                                    45,242,071
-------------------------------------------------------------------

MORTGAGE-BACKED (16.4%)(f,g)
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2005-12 Cl 2A1
     03-25-36          5.73        1,254,458(i)           1,242,904
Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2006-1 Cl 2A1
     03-25-36          5.98        1,431,718(i)           1,419,076
Banc of America Funding
   Collateralized Mtge Obligation
   Series 2006-A Cl 3A2
     02-20-36          5.95        1,028,510(i)           1,025,466
Banc of America Mtge Securities
   Collateralized Mtge Obligation
   Series 2004-E Cl B1
     06-25-34          4.03          515,195(i)             524,917

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON     PRINCIPAL                 VALUE(a)
                       RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Banc of America Mtge Securities
   Collateralized Mtge Obligation
   Series 2004-F Cl B1
     07-25-34          4.13%    $    883,631(i)      $      864,500
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 1A1
     01-25-34          6.00          909,032                892,415
Bank of America Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11 Cl 4A1
     01-25-19          4.75          609,518                574,661
Chaseflex Trust
   Collateralized Mtge Obligation
   Series 2005-2 Cl 2A2
     06-25-35          6.50        1,515,948              1,517,843
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2003-11T1 Cl A1
     07-25-18          4.75          634,438                597,561
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 2A3
     11-25-35          5.50          926,098                911,192
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-54CB Cl 3A7
     11-25-35          5.50          937,743                922,671
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-64CB Cl 1A1
     12-25-35          5.50        1,543,760              1,529,866
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-6CB Cl 1A1
     04-25-35          7.50          906,226                926,893
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2005-85CB Cl 2A2
     02-25-36          5.50          562,439                555,507
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-22R Cl 1A2
     05-25-36          6.00        1,350,000              1,348,313
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-2CB Cl A11
     03-25-36          6.00        1,440,257              1,416,187
Countrywide Alternative Loan Trust
   Collateralized Mtge Obligation
   Series 2006-OA8 Cl 1A2
     07-25-46          5.55        2,796,748(j)           2,799,751
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2004-12 Cl 1M
     08-25-34          4.58          597,730(i)             577,260
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2005-R2 Cl 2A1
     06-25-35          7.00        1,186,394(d)           1,208,086

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
4 - RIVERSOURCE BALANCED FUND - PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON     PRINCIPAL                 VALUE(a)
                       RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Countrywide Home Loans
   Collateralized Mtge Obligation
   Series 2006-HYB1 Cl 1A1
     03-20-36          5.41%    $    891,600(i)      $      878,921
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2004-AR5 Cl CB1
     06-25-34          4.43          615,594(i)             593,528
CS First Boston Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-12 Cl 3A1
     01-25-36          7.00        1,504,853              1,518,250
Downey Savings & Loan Assn Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR5 Cl X1
     08-19-45          6.38       10,117,049(n)             134,367
Federal Home Loan Mtge Corp #300779
     07-01-08          6.75            6,646                  6,675
Federal Home Loan Mtge Corp #C59161
     10-01-31          6.00        1,407,519              1,391,867
Federal Home Loan Mtge Corp #C65869
     04-01-32          6.00          953,145                942,546
Federal Home Loan Mtge Corp #C67723
     06-01-32          7.00        1,042,572              1,072,275
Federal Home Loan Mtge Corp #C79925
     06-01-33          5.50        2,169,813              2,093,279
Federal Home Loan Mtge Corp #E01419
     05-01-18          5.50          496,309                487,800
Federal Home Loan Mtge Corp #E93097
     12-01-17          5.50        1,414,181              1,389,978
Federal Home Loan Mtge Corp #E98725
     08-01-18          5.00          756,114                729,575
Federal Home Loan Mtge Corp #E99684
     10-01-18          5.00        1,560,653              1,505,647
Federal Home Loan Mtge Corp #G01441
     07-01-32          7.00        1,567,486              1,605,840
Federal Home Loan Mtge Corp #G01535
     04-01-33          6.00        3,735,871              3,704,548
Federal Home Loan Mtge Corp #G11302
     07-01-17          7.00        1,620,978              1,661,672
Federal Home Loan Mtge Corp #G12101
     11-01-18          5.00          373,806                360,632
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
     01-15-18          6.50          596,327                604,498
     02-15-33          5.50        1,299,337              1,290,660
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Interest Only
     02-15-14         17.16          368,670(n)              19,857
     10-15-22         14.56        1,457,075(n)              76,968
Federal Home Loan Mtge Corp
   Collateralized Mtge Obligation
   Trust Series Z
     11-15-23          6.50           46,353(o)              47,140

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON     PRINCIPAL                 VALUE(a)
                       RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
     07-01-21          5.50%    $    650,000(e)      $      637,813
     07-01-21          6.00        2,000,000(e)           2,006,876
     08-01-21          6.00        2,500,000(e)           2,506,250
     07-01-36          6.00       18,300,000(e)          18,008,336
     07-01-36          6.50       17,625,000(e)          17,713,126
     07-01-36          7.00        4,675,000(e)           4,781,646
     08-01-36          6.18        1,199,915(e,i)         1,206,008
Federal Natl Mtge Assn #190988
     06-01-24          9.00          287,274                306,387
Federal Natl Mtge Assn #250322
     08-01-25          7.50          491,944                510,371
Federal Natl Mtge Assn #254236
     03-01-17          6.50          900,128                913,182
Federal Natl Mtge Assn #254383
     06-01-32          7.50          362,220                374,590
Federal Natl Mtge Assn #254916
     09-01-23          5.50        1,458,632              1,420,112
Federal Natl Mtge Assn #545008
     06-01-31          7.00        1,233,245              1,268,575
Federal Natl Mtge Assn #545869
     07-01-32          6.50          251,206                254,042
Federal Natl Mtge Assn #555375
     04-01-33          6.00        2,571,935              2,548,930
Federal Natl Mtge Assn #555376
     04-01-18          4.50        1,723,535              1,632,861
Federal Natl Mtge Assn #555458
     05-01-33          5.50        1,297,496              1,249,658
Federal Natl Mtge Assn #555734
     07-01-23          5.00        1,043,170                991,874
Federal Natl Mtge Assn #653730
     09-01-32          6.50        1,065,111              1,076,965
Federal Natl Mtge Assn #654686
     11-01-32          6.00        1,523,739              1,505,394
Federal Natl Mtge Assn #662061
     09-01-32          6.50          588,978                594,176
Federal Natl Mtge Assn #667604
     10-01-32          5.50        2,333,629              2,251,580
Federal Natl Mtge Assn #670387
     08-01-32          7.00          169,375                173,630
Federal Natl Mtge Assn #674764
     01-01-33          6.00        2,321,125              2,296,732
Federal Natl Mtge Assn #678028
     09-01-17          6.00        2,534,214              2,543,898
Federal Natl Mtge Assn #678946
     02-01-18          5.50        1,089,857              1,072,035
Federal Natl Mtge Assn #679208
     04-01-18          5.50          649,431                638,605
Federal Natl Mtge Assn #688002
     03-01-33          5.50        1,306,686              1,261,769
Federal Natl Mtge Assn #688691
     03-01-33          5.50          531,195                512,444
Federal Natl Mtge Assn #689093
     07-01-28          5.50          727,916                702,784
Federal Natl Mtge Assn #695220
     04-01-33          5.50        1,751,087              1,689,275
Federal Natl Mtge Assn #696681
     04-01-18          5.50          470,645                462,743
Federal Natl Mtge Assn #696687
     03-01-18          5.50          511,304                502,710

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON     PRINCIPAL                 VALUE(a)
                       RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #701937
     04-01-33          6.00%    $    911,699         $      900,132
Federal Natl Mtge Assn #705096
     06-01-18          5.00        2,167,889              2,092,578
Federal Natl Mtge Assn #712057
     07-01-18          4.50          465,048                440,582
Federal Natl Mtge Assn #720006
     07-01-33          5.50        1,153,487              1,112,769
Federal Natl Mtge Assn #720070
     07-01-23          5.50        1,844,373              1,795,666
Federal Natl Mtge Assn #720378
     06-01-18          4.50          790,400                748,817
Federal Natl Mtge Assn #725232
     03-01-34          5.00        3,436,218              3,227,644
Federal Natl Mtge Assn #725425
     04-01-34          5.50        3,574,988              3,449,799
Federal Natl Mtge Assn #725684
     05-01-18          6.00        1,754,941              1,763,373
Federal Natl Mtge Assn #725773
     09-01-34          5.50        4,541,002              4,373,222
Federal Natl Mtge Assn #731019
     07-01-33          5.50        1,074,932              1,037,961
Federal Natl Mtge Assn #732094
     08-01-18          5.50        1,148,624              1,129,963
Federal Natl Mtge Assn #735057
     01-01-19          4.50        1,386,012              1,313,094
Federal Natl Mtge Assn #747339
     10-01-23          5.50        1,477,702              1,431,124
Federal Natl Mtge Assn #747584
     11-01-28          5.50        1,349,607              1,303,010
Federal Natl Mtge Assn #753085
     12-01-33          6.50        1,274,392              1,285,960
Federal Natl Mtge Assn #759342
     01-01-34          6.50        1,564,147              1,579,392
Federal Natl Mtge Assn #765761
     02-01-19          5.00        1,773,695              1,712,070
Federal Natl Mtge Assn #768117
     08-01-34          5.42          529,904(i)             518,056
Federal Natl Mtge Assn #776962
     04-01-29          5.00        1,863,933              1,749,061
Federal Natl Mtge Assn #804442
     12-01-34          6.50        1,105,624              1,112,104
Federal Natl Mtge Assn #837258
     09-01-35          4.91          572,400(i)             562,165
Federal Natl Mtge Assn #845070
     12-01-35          5.10          959,827(i)             943,042
Federal Natl Mtge Assn #881629
     02-01-36          5.50        2,752,011              2,628,858
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
     01-25-36          8.73        2,532,268(n)             710,618
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-24
     12-25-12         20.00          256,597(n)               9,686

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
5 - RIVERSOURCE BALANCED FUND - PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON     PRINCIPAL                 VALUE(a)
                       RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2003-71
     12-25-31         10.63%    $    609,672(n)      $      124,574
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2004-84
     12-25-22          9.25          473,683(n)              76,922
Federal Natl Mtge Assn
   Collateralized Mtge Obligation
   Series 2003-133
     12-25-26          8.00          528,287                559,287
First Horizon Alternative Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-AA2 Cl 2A1
     04-25-35          5.39          872,641                866,995
First Horizon Alternative Mtge Securities
   Collateralized Mtge Obligation
   Series 2005-AA3 Cl 3A1
     05-25-35          5.37          871,381                860,018
Govt Natl Mtge Assn #604708
     10-15-33          5.50        1,238,617              1,202,076
Govt Natl Mtge Assn #616257
     02-15-34          5.00        1,495,226              1,416,795
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2002-70 Cl IC
     08-20-32          0.00        1,032,241(n)             221,225
Govt Natl Mtge Assn
   Collateralized Mtge Obligation
   Interest Only
   Series 2002-80
     01-20-32          0.00          193,111(n)              26,095
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2004-3 Cl B1
     05-19-34          4.39          752,441(i)             729,182
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-16 Cl 3A1B
     01-19-36          5.59        1,523,144(i)           1,522,981
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-3 Cl B1
     06-19-36          6.56          649,927(i)             651,653
Harborview Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-5 Cl 2A1B
     07-19-46          5.57          825,000(i)             825,000
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR8 Cl AX1
     04-25-35          4.50       23,369,045(n)             240,993

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON     PRINCIPAL                 VALUE(a)
                       RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
IndyMac Index Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2005-AR3 Cl 3A1
     04-25-35          5.32%    $    482,053(i)      $      475,558
Lehman XS Net Interest Margin Nts
   Collateralized Mtge Obligation
   Series 2006-2N Cl A1
     02-27-46          7.00          263,466(d)             261,325
Master Adjustable Rate Mtge Trust
   Collateralized Mtge Obligation
   Series 2004-5 Cl B1
     07-25-34          4.39          760,606(i)             743,614
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-2 Cl 4A1
     02-25-19          5.00          965,206                922,679
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-4 Cl 2A1
     05-25-34          6.00        1,261,476              1,233,849
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-7 Cl 8A1
     08-25-19          5.00        2,116,710              2,023,320
Master Alternative Loans Trust
   Collateralized Mtge Obligation
   Series 2004-8 Cl 7A1
     09-25-19          5.00        1,031,527                986,955
Rali NIM
   Collateralized Mtge Obligation
   Series 2006-QO4 Cl N1
     04-25-46          6.05          392,748(d)             392,748
Residential Accredit Loans
   Collateralized Mtge Obligation
   Series 2006-QO6 Cl A2
     06-25-46          5.58        3,000,000(j)           3,000,000
Residential Accredit Loans
   Collateralized Mtge Obligation
   Series 2006-QS3 Cl 1A10
     03-25-36          6.00        1,109,650              1,105,791
Structured Adjustable Rate Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2004-3AC Cl B1
     03-25-34          4.93          989,173(i)             970,537
Structured Adjustable Rate Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2004-5 Cl B1
     05-25-34          4.59          696,117(i)             673,166
Structured Adjustable Rate Mtge Loan Trust
   Collateralized Mtge Obligation
   Series 2006-5 Cl 4A1
     06-25-36          6.00        1,750,344(i)           1,733,387
Structured Asset Securities
   Collateralized Mtge Obligation
   Series 2003-33H Cl 1A1
     10-25-33          5.50        2,060,571              1,961,196
TBW Mtge Backed Pass Through Ctfs
   Collateralized Mtge Obligation
   Series 2006-2 Cl 6A1
     07-25-36          7.00        1,725,226              1,739,897

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON     PRINCIPAL                 VALUE(a)
                       RATE        AMOUNT
MORTGAGE-BACKED (CONT.)
Washington Mutual Alternative Mtge Loan Trust
   Pass-Through Ctfs
   Collateralized Mtge Obligation
   Interest Only
   Series 2005-AR1 Cl X2
     12-25-35          7.10%    $  8,141,079(n)      $       83,637
Washington Mutual
   Collateralized Mtge Obligation
   Series 2003-AR10 Cl A7
     10-25-33          4.06        1,225,000(i)           1,186,694
Washington Mutual
   Collateralized Mtge Obligation
   Series 2004-CB2 Cl 6A
     07-25-19          4.50        1,355,916              1,271,768
Washington Mutual
   Collateralized Mtge Obligation
   Series 2005-AR17 Cl A1C1
     12-25-45          5.51          694,828(i)             695,467
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-10 Cl A1
     10-25-35          5.00        2,039,548              1,896,535
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-5 Cl 2A1
     05-25-35          5.50        1,815,753              1,733,478
Wells Fargo Mtge Backed Securities Trust
   Collateralized Mtge Obligation
   Series 2005-AR16 Cl 6A3
     10-25-35          5.00        1,077,716(i)           1,049,167
                                                     --------------
Total                                                   192,982,279
-------------------------------------------------------------------

AEROSPACE & DEFENSE (--%)
DRS Technologies
     02-01-16          6.63          145,000                140,288
L-3 Communications
     06-15-12          7.63           80,000                 81,000
L-3 Communications
   Sr Sub Nts
   Series B
     10-15-15          6.38          135,000                128,925
                                                     --------------
Total                                                       350,213
-------------------------------------------------------------------

AUTOMOTIVE (--%)
GMAC
     08-28-07          6.13          470,000                465,085
     09-15-11          6.88          105,000                100,187
                                                     --------------
Total                                                       565,272
-------------------------------------------------------------------

BANKING (0.5%)
Banknorth Group
   Sr Nts
     05-01-08          3.75          940,000                908,125
Popular North America
   Sr Nts
     10-01-08          3.88        2,630,000              2,516,312
Sovereign Bank
   Sub Nts
     03-15-13          5.13          470,000                444,616

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
6 - RIVERSOURCE BALANCED FUND - PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON     PRINCIPAL                 VALUE(a)
                       RATE        AMOUNT
BANKING (CONT.)
Washington Mutual Bank
   Sub Nts
     08-15-14          5.65%    $  1,495,000         $    1,437,727
                                                     --------------
Total                                                     5,306,780
-------------------------------------------------------------------

BROKERAGE (0.3%)
Goldman Sachs Group
   Sr Nts
     01-15-16          5.35          465,000                439,146
LaBranche & Co
   Sr Nts
     05-15-12         11.00          140,000                153,300
Merrill Lynch & Co
     05-16-16          6.05        1,515,000              1,505,021
Morgan Stanley
     10-15-15          5.38        1,180,000              1,117,059
                                                     --------------
Total                                                     3,214,526
-------------------------------------------------------------------

CHEMICALS (--%)
Airgas
     10-01-11          9.13          150,000                156,938
Chemtura
     06-01-16          6.88          156,000                150,735
MacDermid
     07-15-11          9.13          105,000                109,725
                                                     --------------
Total                                                       417,398
-------------------------------------------------------------------

ELECTRIC (1.0%)
Aquila Canada Finance
     06-15-11          7.75          170,000(c)             175,950
Arizona Public Service
     05-15-15          4.65        1,905,000              1,683,383
CMS Energy
   Sr Nts
     01-15-09          7.50          230,000                232,875
Consumers Energy
   1st Mtge
     02-15-12          5.00          290,000                274,231
     02-15-17          5.15          270,000                246,251
Consumers Energy
   1st Mtge Series H
     02-17-09          4.80        1,310,000              1,273,911
Dynegy Holdings
     05-15-18          7.13           15,000                 13,125
Dynegy Holdings
   Sr Unsecured
     05-01-16          8.38           60,000(d)              59,100
Edison Mission Energy
   Sr Nts
     06-15-13          7.50          105,000(d)             102,900
Exelon
     06-15-10          4.45        1,565,000              1,489,334
Florida Power
   1st Mtge
     07-15-11          6.65          320,000                330,720
IPALCO Enterprises
   Secured
     11-14-08          8.38          500,000                513,750
     11-14-11          8.63          135,000                143,100
Midwest Generation LLC
   Series B
     01-02-16          8.56           24,919                 26,165

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON     PRINCIPAL                 VALUE(a)
                       RATE        AMOUNT
ELECTRIC (CONT.)
Northern States Power
   Sr Nts
     08-01-09          6.88%    $    965,000         $      990,166
NRG Energy
     02-01-14          7.25          125,000                121,875
Ohio Edison
     06-15-09          5.65        1,030,000(d)           1,013,942
PacifiCorp
   1st Mtge
     06-15-35          5.25          360,000                309,993
PSI Energy
     10-15-35          6.12        1,435,000              1,334,000
Sierra Pacific Power
     05-15-16          6.00          520,000(d)             494,386
Southern California Edison
   1st Mtge
     04-01-35          5.75          310,000                284,808
Virginia Electric & Power
   Sr Nts Series A
     03-01-13          4.75          945,000                876,551
Xcel Energy
   Sr Nts
     07-01-08          3.40          150,000                143,025
                                                     --------------
Total                                                    12,133,541
-------------------------------------------------------------------

FOOD AND BEVERAGE (0.4%)
Cadbury Schweppes US Finance LLC
     10-01-08          3.88          740,000(d)             709,508
     10-01-13          5.13          840,000(d)             794,531
Cott Beverages USA
     12-15-11          8.00          185,000                184,538
Kraft Foods
     06-01-12          6.25          635,000                642,410
Kraft Foods
   Sr Unsecured
     11-01-11          5.63        2,305,000              2,267,543
                                                     --------------
Total                                                     4,598,530
-------------------------------------------------------------------

GAMING (0.1%)
MGM MIRAGE
     10-01-09          6.00          150,000                145,875
MGM MIRAGE
   Sr Nts
     02-27-14          5.88           70,000                 63,350
Mohegan Tribal Gaming Authority
     02-15-15          6.88           55,000                 51,838
Mohegan Tribal Gaming Authority
   Sr Nts
     02-15-13          6.13           85,000                 80,006
Mohegan Tribal Gaming Authority
   Sr Sub Nts
     04-01-12          8.00          105,000                106,706
Pokagon Gaming Authority
   Sr Nts
     06-15-14         10.38           40,000(d)              41,350
Station Casinos
   Sr Sub Nts
     03-01-16          6.88          380,000                354,350
                                                     --------------
Total                                                       843,475
-------------------------------------------------------------------

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON     PRINCIPAL                 VALUE(a)
                       RATE        AMOUNT
GAS DISTRIBUTORS (0.1%)
NiSource Finance
     11-15-10          7.88%    $    595,000         $      636,548
-------------------------------------------------------------------

GAS PIPELINES (0.2%)
ANR Pipeline
     03-15-10          8.88          170,000                179,563
Colorado Interstate Gas
   Sr Nts
     03-15-15          5.95           80,000                 72,702
     11-15-15          6.80          140,000                134,938
Southern Natural Gas
     03-15-10          8.88          175,000                184,844
Southern Star Central
     03-01-16          6.75          170,000(d)             163,200
Southern Star Central Gas Pipeline
     06-01-16          6.00          805,000(d)             781,857
Transcontinental Gas Pipe Line
   Series B
     08-15-11          7.00          385,000                388,850
Transcontinental Gas Pipe Line
   Sr Nts
     04-15-16          6.40          116,000(d)             111,070
Williams Companies
   Sr Nts
     07-15-19          7.63          339,000                344,085
                                                     --------------
Total                                                     2,361,109
-------------------------------------------------------------------

HEALTH CARE (0.2%)
Cardinal Health
     07-15-08          6.25          195,000                196,364
     06-15-15          4.00          825,000                703,340
     12-15-17          5.85        1,135,000              1,082,195
Omnicare
   Sr Sub Nts
     12-15-13          6.75          180,000                171,450
Triad Hospitals
   Sr Nts
     05-15-12          7.00          125,000                124,375
Triad Hospitals
   Sr Sub Nts
     11-15-13          7.00          140,000                136,150
                                                     --------------
Total                                                     2,413,874
-------------------------------------------------------------------

HEALTH CARE INSURANCE (0.2%)
UnitedHealth Group
   Sr Unsecured
     03-15-11          5.25          875,000                851,887
     03-15-15          4.88        1,665,000              1,527,773
     03-15-16          5.38          285,000                269,615
                                                     --------------
Total                                                     2,649,275
-------------------------------------------------------------------

INDEPENDENT ENERGY (0.4%)
Chesapeake Energy
     08-15-17          6.50           85,000                 77,563
Chesapeake Energy
   Sr Unsecured
     07-15-13          7.63          155,000                155,775
Devon Financing
     09-30-11          6.88        1,920,000              1,996,228
Encore Acquisition
   Sr Sub Nts
     04-15-14          6.25          100,000                 92,000

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
7 - RIVERSOURCE BALANCED FUND - PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON     PRINCIPAL                 VALUE(a)
                       RATE        AMOUNT
INDEPENDENT ENERGY (CONT.)
Pioneer Natural Resources
     05-01-18          6.88%    $    390,000         $      375,527
Pioneer Natural Resources
   Sr Nts
     07-15-16          5.88          205,000                186,665
Stone Energy
   Sr Nts
     07-15-10          8.24          130,000(d,j)           130,000
XTO Energy
     01-31-15          5.00          420,000                383,996
XTO Energy
   Sr Unsecured
     06-30-15          5.30        1,035,000                962,118
                                                     --------------
Total                                                     4,359,872
-------------------------------------------------------------------

INTEGRATED ENERGY (--%)
ConocoPhillips
     03-15-28          7.13          200,000                200,477
Denbury Resources
   Sr Sub Nts
     12-15-15          7.50           15,000                 14,925
                                                     --------------
Total                                                       215,402
-------------------------------------------------------------------

MEDIA CABLE (0.1%)
Comcast
     06-15-16          4.95        1,300,000              1,158,546
DIRECTV Holdings LLC/Financing
   Sr Nts
     03-15-13          8.38           75,000                 78,563
Videotron Ltee
     01-15-14          6.88           75,000(c)              71,063
                                                     --------------
Total                                                     1,308,172
-------------------------------------------------------------------

MEDIA NON CABLE (0.3%)
Dex Media East LLC/Finance
     11-15-09          9.88          100,000                105,750
Dex Media West LLC/Finance
   Sr Nts Series B
     08-15-10          8.50           70,000                 72,625
Emmis Operating
   Sr Sub Nts
     05-15-12          6.88           30,000                 29,400
Gray Television
     12-15-11          9.25          200,000                208,000
Lamar Media
     01-01-13          7.25          110,000                107,525
     08-15-15          6.63          100,000                 92,500
News America
     12-15-35          6.40        1,290,000              1,193,127
Radio One
   Series B
     07-01-11          8.88          300,000                310,875
RR Donnelley & Sons
     05-15-15          5.50          985,000                907,513
Sun Media
     02-15-13          7.63          140,000(c)             140,875
                                                     --------------
Total                                                     3,168,190
-------------------------------------------------------------------

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON     PRINCIPAL                 VALUE(a)
                       RATE        AMOUNT
METALS (--%)
Peabody Energy
   Series B
     03-15-13          6.88%    $    155,000         $      152,288
-------------------------------------------------------------------

OIL FIELD SERVICES (--%)
Pride Intl
   Sr Nts
     07-15-14          7.38           85,000                 85,425
-------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.3%)
Residential Capital
   Sr Unsecured
     06-30-10          6.38        2,995,000              2,954,241
Willis North America
     07-15-15          5.63          930,000                863,679
                                                     --------------
Total                                                     3,817,920
-------------------------------------------------------------------

PAPER (--%)
Georgia-Pacific
     06-15-15          7.70           85,000                 81,175
-------------------------------------------------------------------

PROPERTY & CASUALTY (0.1%)
Marsh & McLennan Companies
   Sr Unsecured
     09-15-15          5.75        1,586,000              1,499,404
-------------------------------------------------------------------

RETAILERS (0.4%)
CVS
     09-15-09          4.00        1,525,000              1,443,114
     09-15-14          4.88        1,300,000              1,188,196
May Department Stores
     07-15-09          4.80        1,120,000              1,089,211
     07-15-34          6.70          935,000                913,054
United Auto Group
     03-15-12          9.63          105,000                109,725
                                                     --------------
Total                                                     4,743,300
-------------------------------------------------------------------

TRANSPORTATION SERVICES (0.1%)
Avis Budget Car Rental LLC/Finance
   Sr Nts
     05-15-14          7.63           25,000(d)              24,250
Erac USA Finance
     11-15-15          5.90           45,000(d)              43,602
     11-01-16          6.20          650,000(d)             640,206
                                                     --------------
Total                                                       708,058
-------------------------------------------------------------------

WIRELESS (0.4%)
American Tower
   Sr Nts
     10-15-12          7.13           30,000                 29,925
Nextel Communications
   Sr Nts Series F
     03-15-14          5.95        3,345,000              3,213,354
Rogers Wireless
   Secured
     03-01-14          6.38          120,000(c)             114,300

-------------------------------------------------------------------
BONDS (CONTINUED)
-------------------------------------------------------------------
ISSUER                COUPON     PRINCIPAL                 VALUE(a)
                       RATE        AMOUNT
WIRELESS (CONT.)
US Cellular
   Sr Nts
     12-15-33          6.70%    $    370,000         $      345,926
Vodafone Group
     06-15-11          5.50        1,125,000(c)           1,098,861
Windstream
   Sr Nts
     08-01-16          8.63          325,000(d,e)           332,313
                                                     --------------
Total                                                     5,134,679
-------------------------------------------------------------------

WIRELINES (1.4%)
BellSouth
     09-15-09          4.20        1,130,000              1,075,918
Deutsche Telekom Intl Finance
     03-23-11          5.38        1,230,000(c)           1,194,109
Qwest
     03-15-12          8.88          180,000                189,900
Telecom Italia Capital
     10-01-15          5.25        1,345,000(c)           1,217,394
     11-15-33          6.38        1,450,000(c)           1,311,025
TELUS
     06-01-11          8.00        4,365,000(c)           4,726,854
Valor Telecommunications Enterprises LLC/Finance
     02-15-15          7.75           35,000                 36,138
Verizon Pennsylvania
   Series A
     11-15-11          5.65        7,105,000              6,886,379
                                                     --------------
Total                                                    16,637,717
-------------------------------------------------------------------

TOTAL BONDS
(Cost: $437,104,332)                                 $  427,278,262
-------------------------------------------------------------------

-------------------------------------------------------------------
SHORT-TERM SECURITIES (2.1%)(m)
-------------------------------------------------------------------
ISSUER               EFFECTIVE     AMOUNT                  VALUE(a)
                       YIELD     PAYABLE AT
                                  MATURITY
COMMERCIAL PAPER
Amsterdam Funding
     07-03-06          5.30%    $ 20,500,000         $   20,490,945
CRC Funding LLC
     07-03-06          5.34        4,300,000              4,298,087
-------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $24,792,688)                                  $   24,789,032
-------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,143,068,129)(q)                            $1,215,316,963
===================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
8 - RIVERSOURCE BALANCED FUND - PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2006, the value of foreign securities represented 4.5% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the value of these securities amounted to $15,927,193 or 1.4% of net assets.

(e) At June 30, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $48,896,089.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at June 30, 2006:

      ------------------------------------------------------------------------
      SECURITY                PRINCIPAL   SETTLEMENT    PROCEEDS        VALUE
                                AMOUNT       DATE      RECEIVABLE
      ------------------------------------------------------------------------
      Federal Natl Mtge Assn
       07-01-21 5.00%         $  425,000   07-18-06    $   411,652  $  409,195
       07-01-36 5.00           1,000,000   07-13-06        945,156     934,690
       07-01-36 5.50           5,000,000   07-13-06      4,814,063   4,801,560

(h) Partially pledged as initial deposit on the following open interest rate futures contracts.

      TYPE OF SECURITY                                         NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS
      U.S. Treasury Note, Sept. 2006, 2-year                       $30,200,000
      U.S. Treasury Note, Sept. 2006, 10-year                       22,400,000

      SALE CONTRACTS
      U.S. Treasury Note, Sept. 2006, 5-year                        20,800,000
      U.S. Long Bond, Sept. 2006, 20-year                            2,500,000

(i) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2006.

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2006.

(k) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC - Ambac Assurance Corporation
      FGIC  - Financial Guaranty Insurance Company
      FSA   - Financial Security Assurance
      MBIA  - MBIA Insurance Corporation

(l)   At June 30, 2006, security was partially or fully on loan.

(m) Cash collateral received from security lending activity is invested in short-term securities and represents 0.4% of net assets. 1.7% of net assets is the Fund's cash equivalent position.

(n) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2006.

(o) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield similar to a zero coupon bond.

(p) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(q) At June 30, 2006, the cost of securities for federal income tax purposes was approximately $1,143,068,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                   $106,593,000
      Unrealized depreciation                                    (34,344,000)
      -----------------------------------------------------------------------
      Net unrealized appreciation                               $ 72,249,000
      -----------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


------------------------------------------------------------------------------
9 - RIVERSOURCE BALANCED FUND - PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

                               PORTFOLIO HOLDINGS
                                       FOR
                   RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
                                AT JUNE 30, 2006

INVESTMENTS IN SECURITIES

RiverSource Diversified Equity Income Fund

JUNE 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

-----------------------------------------------------------------------------
COMMON STOCKS (97.7%)
-----------------------------------------------------------------------------

ISSUER                                            SHARES             VALUE(a)

AEROSPACE & DEFENSE (2.4%)
Goodrich                                         629,547         $ 25,364,449
Honeywell Intl                                 1,702,021           68,591,446
United Technologies                              973,105           61,714,319
                                                                 ------------
Total                                                             155,670,214
-----------------------------------------------------------------------------

AIRLINES (1.1%)
AMR                                            2,315,771(b,e)      58,866,899
Continental Airlines Cl B                        390,200(b,e)      11,627,960
                                                                 ------------
Total                                                              70,494,859
-----------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Ballard Power Systems                            867,400(b,c,e)     5,074,290
-----------------------------------------------------------------------------

AUTOMOBILES (0.4%)
General Motors                                   965,625(e)        28,765,969
-----------------------------------------------------------------------------

BEVERAGES (0.5%)
Coca-Cola                                        739,253           31,802,664
-----------------------------------------------------------------------------

BUILDING PRODUCTS (--%)
Ameron Intl                                        4,871              326,454
-----------------------------------------------------------------------------

CAPITAL MARKETS (1.8%)
Bank of New York                               1,329,847           42,821,073
Lehman Brothers Holdings                         317,800           20,704,670
Merrill Lynch & Co                               513,300           35,705,148
Morgan Stanley                                   290,200           18,343,542
                                                                 ------------
Total                                                             117,574,433
-----------------------------------------------------------------------------

CHEMICALS (2.6%)
Air Products & Chemicals                         291,700           18,645,464
Arkema ADR                                        14,355(b,c)         560,165
Cabot                                            133,000            4,591,160
Dow Chemical                                   1,446,800           56,468,604
EI du Pont de
   Nemours & Co                                2,006,788           83,482,381
Olin                                             559,993           10,040,674
                                                                 ------------
Total                                                             173,788,448
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------

ISSUER                                            SHARES             VALUE(a)

COMMERCIAL BANKS (3.8%)
Bank of America                                3,086,501         $148,460,698
US Bancorp                                       859,300           26,535,184
Wachovia                                         819,800           44,334,784
Wells Fargo & Co                                 435,900           29,240,172
                                                                 ------------
Total                                                             248,570,838
-----------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.5%)
Cendant                                        1,827,641           29,772,272
Pitney Bowes                                     290,400           11,993,520
RR Donnelley & Sons                              783,500           25,032,825
Waste Management                                 837,000           30,031,560
                                                                 ------------
Total                                                              96,830,177
-----------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.1%)
CBS Cl B                                         353,000            9,548,650
-----------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.9%)
Hewlett-Packard                                1,865,610           59,102,525
-----------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (3.5%)
Fluor                                            561,295           52,161,144
Insituform
   Technologies Cl A                             288,000(b)         6,592,320
McDermott Intl                                 3,818,985(b)       173,649,248
                                                                 ------------
Total                                                             232,402,712
-----------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.6%)
CEMEX ADR                                         19,309(b,c)       1,100,034
Hanson ADR                                       597,672(c)        36,338,457
                                                                 ------------
Total                                                              37,438,491
-----------------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
Capital One Financial                            308,900           26,395,505
-----------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Packaging Corp of America                        529,800           11,666,196
-----------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (2.9%)
Citigroup                                      4,028,600          194,339,664
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------

ISSUER                                            SHARES             VALUE(a)

DIVERSIFIED TELECOMMUNICATION SERVICES (7.6%)
AT&T                                           5,365,440         $149,642,122
BellSouth                                      2,150,414           77,844,987
BT Group                                       8,885,315(c)        39,308,356
Embarq                                           708,625(b)        29,046,539
Sprint Nextel                                  2,955,605           59,082,544
Telefonos de
   Mexico ADR Series L                         3,788,646(c)        78,917,496
Verizon Communications                         2,000,215           66,987,200
                                                                 ------------
Total                                                             500,829,244
-----------------------------------------------------------------------------

ELECTRIC UTILITIES (0.8%)
FPL Group                                      1,255,433           51,949,818
-----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.4%)
Cooper Inds Cl A                                 333,700           31,007,404
Energy Conversion Devices                        251,800(b)         9,173,074
FuelCell Energy                                  445,900(b,e)       4,271,722
Hubbell Cl B                                     166,725            7,944,446
Plug Power                                       743,900(b,e)       3,474,013
Rockwell Automation                              533,200           38,395,732
                                                                 ------------
Total                                                              94,266,391
-----------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (7.5%)
Baker Hughes                                   1,456,869(e)       119,244,728
GlobalSantaFe                                    721,834           41,685,914
Halliburton                                    1,929,510          143,188,936
Schlumberger                                   1,557,511(e)       101,409,541
Tidewater                                      1,816,100           89,352,120
                                                                 ------------
Total                                                             494,881,239
-----------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.5%)
Wal-Mart Stores                                  680,360           32,772,941
-----------------------------------------------------------------------------

FOOD PRODUCTS (0.4%)
Archer-Daniels-Midland                           685,998           28,317,997
-----------------------------------------------------------------------------

GAS UTILITIES (0.4%)
NiSource                                       1,183,450           25,846,548
-----------------------------------------------------------------------------

See accompanying notes to investments in securities.


-----------------------------------------------------------------------------
1 - RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
  - PORTFOLIO HOLDINGS AT JUNE 30, 2006
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------

ISSUER                                             SHARES            VALUE(a)

HEALTH CARE PROVIDERS & SERVICES (1.0%)
Caremark Rx                                       358,946        $ 17,900,637
CIGNA                                             194,600          19,170,046
Tenet Healthcare                                2,305,700(b)       16,093,786
UnitedHealth Group                                329,642          14,761,369
                                                                 ------------
Total                                                              67,925,838
-----------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.6%)
Royal Caribbean Cruises                         1,079,200(e)       41,279,400
-----------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.8%)
Whirlpool                                         605,900          50,077,635
-----------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (3.6%)
3M                                                703,000          56,781,310
General Electric                                3,442,791         113,474,391
Textron                                           566,215          52,193,699
Tomkins ADR                                       877,700(c,e)     18,914,435
                                                                 ------------
Total                                                             241,363,835
-----------------------------------------------------------------------------

INSURANCE (14.9%)
ACE                                             2,263,600(c)      114,515,524
Allstate                                        1,306,896          71,526,418
American Intl Group                             1,048,620          61,921,011
Aon                                             1,554,500          54,127,690
Axis Capital Holdings                           1,089,700(c)       31,176,317
Conseco                                            29,181(b)          674,081
Endurance
   Specialty Holdings                             967,400(c)       30,956,800
Hartford Financial
   Services Group                                 177,800          15,041,880
Lincoln Natl                                      988,168          55,772,202
Loews                                           2,502,653          88,719,049
Marsh & McLennan
   Companies                                    2,750,840          73,970,088
Montpelier Re Holdings                          1,793,260(c,e)     31,005,465
PartnerRe                                         321,802(c)       20,611,418
RenaissanceRe Holdings                            706,476(c)       34,235,827
Safeco                                            626,138          35,282,876
St. Paul Travelers
   Companies                                    3,109,899         138,639,298
Torchmark                                         514,400          31,234,368
UnumProvident                                     753,720          13,664,944
XL Capital Cl A                                 1,523,825(c)       93,410,473
                                                                 ------------
Total                                                             996,485,729
-----------------------------------------------------------------------------

IT SERVICES (1.2%)
Computer Sciences                                 586,900(b)       28,429,436
Electronic Data Systems                         2,143,545          51,573,693
                                                                 ------------
Total                                                              80,003,129
-----------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.5%)
Eastman Kodak                                   1,365,362(e)       32,468,308
-----------------------------------------------------------------------------

MACHINERY (8.6%)
Caterpillar                                     2,621,479         195,247,755
Crane                                             323,951          13,476,362
Deere & Co                                      1,076,253          89,856,363
Eaton                                             798,526          60,208,860
Illinois Tool Works                             1,495,805          71,050,738
Ingersoll-Rand Cl A                             1,938,783(c)       82,941,137
Parker Hannifin                                   713,175          55,342,380
                                                                 ------------
Total                                                             568,123,595
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------

ISSUER                                             SHARES            VALUE(a)

MEDIA (0.8%)
Gannett                                           403,700        $ 22,578,941
Time Warner                                     1,148,700          19,872,510
Viacom Cl B                                       353,000(b)       12,651,520
                                                                 ------------
Total                                                              55,102,971
-----------------------------------------------------------------------------

METALS & MINING (0.8%)
Alcoa                                           1,184,927          38,344,237
Compass Minerals Intl                             507,467          12,661,302
                                                                 ------------
Total                                                              51,005,539
-----------------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
JC Penney                                         305,100          20,597,301
-----------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (8.8%)
Anadarko Petroleum                                315,000          15,022,350
BP ADR                                            343,000(c)       23,876,230
Chevron                                         1,713,321         106,328,700
ConocoPhillips                                  1,402,909          91,932,627
EnCana                                            293,318(c)       15,440,260
Exxon Mobil                                     1,361,071          83,501,706
Marathon Oil                                    1,268,200         105,641,060
Petroleo Brasileiro ADR                           637,793(c)       56,961,293
Pioneer Natural Resources                         561,700          26,068,497
Repsol YPF ADR                                    836,800(c)       23,480,608
Total ADR                                         574,200(c)       37,621,584
                                                                 ------------
Total                                                             585,874,915
-----------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.5%)
Abitibi-Consolidated                            2,020,600(c)        5,536,444
Intl Paper                                      1,609,552(e)       51,988,530
MeadWestvaco                                      401,400          11,211,102
Weyerhaeuser                                      533,268          33,195,933
                                                                 ------------
Total                                                             101,932,009
-----------------------------------------------------------------------------

PHARMACEUTICALS (4.5%)
Abbott Laboratories                               697,700          30,426,697
Bristol-Myers Squibb                            1,142,300          29,539,878
Merck & Co                                      1,236,100          45,031,123
Pfizer                                          6,856,513         160,922,360
Wyeth                                             702,650          31,204,687
                                                                 ------------
Total                                                             297,124,745
-----------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
Starwood Hotels &
   Resorts Worldwide                              293,300          17,697,722
-----------------------------------------------------------------------------

ROAD & RAIL (2.0%)
Burlington Northern
   Santa Fe                                     1,046,900          82,966,825
Union Pacific                                     521,000          48,432,160
                                                                 ------------
Total                                                             131,398,985
-----------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.3%)
Intel                                             925,532          17,538,831
-----------------------------------------------------------------------------

SOFTWARE (0.6%)
Microsoft                                       1,660,586          38,691,654

-----------------------------------------------------------------------------
SPECIALTY RETAIL (0.8%)
Home Depot                                      1,444,282          51,690,853
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------------

ISSUER                                             SHARES            VALUE(a)

THRIFTS & MORTGAGE FINANCE (1.8%)
Fannie Mae                                      2,047,820        $ 98,500,142
Washington Mutual                                 524,100          23,888,478
                                                                 ------------
Total                                                             122,388,620
-----------------------------------------------------------------------------

TOBACCO (2.6%)
Altria Group                                    1,414,600         103,874,078
Loews - Carolina Group                          1,363,542(d)       70,045,153
                                                                 ------------
Total                                                             173,919,231
-----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $5,186,527,603)                                         $6,471,347,112
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
PREFERRED STOCKS (0.3%)
-----------------------------------------------------------------------------

ISSUER                                             SHARES            VALUE(a)

Schering-Plough
   6.00% Cv                                       268,200         $13,485,096
Xerox
   6.25% Cv                                        40,150           4,517,678
-----------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $17,425,000)                                               $18,002,774
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
BONDS (0.8%)
-----------------------------------------------------------------------------

ISSUER                            COUPON       PRINCIPAL             VALUE(a)
                                   RATE         AMOUNT
Calpine
   Sr Nts
      02-15-11                     8.50%       $6,000,000(b)      $ 2,760,000
Qwest Communications Intl
   Sr Unsecured
      11-15-25                     3.50        33,112,000          50,346,465
-----------------------------------------------------------------------------

TOTAL BONDS
(Cost: $38,310,706)                                               $53,106,465
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
SHORT-TERM SECURITIES (2.7%)(F)
-----------------------------------------------------------------------------

ISSUER                         EFFECTIVE        AMOUNT              VALUE(a)
                                  YIELD       PAYABLE AT
                                               MATURITY
COMMERCIAL PAPER
Abbey Natl North America LLC
      07-03-06                     5.30%      $30,000,000         $29,986,750
Bear Stearns Companies
      08-01-06                     5.30        30,000,000          29,859,200
CRC Funding LLC
      07-28-06                     5.20        30,000,000(g)       29,879,134
Emerald Ctfs MBNA MCCT
      07-17-06                     5.13        30,000,000(g)       29,927,465
      07-19-06                     5.11        30,000,000(g)       29,919,251
Nieuw Amsterdam
      07-05-06                     5.04        30,000,000(g)       29,979,000
-----------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $179,576,650)                                             $179,550,800
-----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,421,839,959)(h)                                      $6,722,007,151
=============================================================================

See accompanying notes to investments in securities.


-----------------------------------------------------------------------------
2 - RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
  - PORTFOLIO HOLDINGS AT JUNE 30, 2006
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
-----------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2006.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2006, the value of foreign securities represented 11.8% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e)   At June 30, 2006, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 2.0% of net assets. 0.7% of net assets is the Fund's cash equivalent position.

(g) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the value of these securities amounted to $119,704,850 or 1.8% of net assets.

(h) At June 30, 2006, the cost of securities for federal income tax purposes was approximately $5,421,840,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                $1,500,742,000

      Unrealized depreciation                                  (200,575,000)
      ----------------------------------------------------------------------
      Net unrealized appreciation                            $1,300,167,000
      ----------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


-----------------------------------------------------------------------------
3 - RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
  - PORTFOLIO HOLDINGS AT JUNE 30, 2006
-----------------------------------------------------------------------------

                                                           S-6475-80 E (8/06)

                               PORTFOLIO HOLDINGS
                                       FOR
                         RIVERSOURCE MID CAP VALUE FUND
                                AT JUNE 30, 2006

INVESTMENTS IN SECURITIES

RiverSource Mid Cap Value Fund

JUNE 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (98.5%)
------------------------------------------------------------------------------
ISSUER                                         SHARES               VALUE(a)

AEROSPACE & DEFENSE (0.5%)
Goodrich                                        199,089         $    8,021,296
------------------------------------------------------------------------------

AIRLINES (1.7%)
AMR                                             696,953(b,e)        17,716,545
Continental Airlines Cl B                       361,341(b)          10,767,962
                                                                --------------
Total                                                               28,484,507
------------------------------------------------------------------------------

AUTO COMPONENTS (0.5%)
Ballard Power Systems                           258,404(b,c,e)       1,511,663
Johnson Controls                                 81,462              6,697,806
                                                                --------------
Total                                                                8,209,469
------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
General Motors                                   57,918(e)           1,725,377
------------------------------------------------------------------------------

BUILDING PRODUCTS (2.3%)
American Standard
  Companies                                     741,311             32,076,527
USG                                              87,405(b,e)         6,374,447
                                                                --------------
Total                                                               38,450,974
------------------------------------------------------------------------------

CAPITAL MARKETS (0.2%)
AMVESCAP                                        441,110(c)           4,039,536
------------------------------------------------------------------------------

CHEMICALS (4.9%)
Agrium                                          219,704(c)           5,101,527
Cabot                                           169,020              5,834,570
Eastman Chemical                                367,635(e)          19,852,290
Imperial Chemical
  Inds ADR                                      280,954(c)           7,501,472
Lubrizol                                        145,150              5,784,228
Monsanto                                        102,968              8,668,876
Mosaic                                          580,648(b,e)         9,087,141
PPG Inds                                        310,921             20,520,785
Tronox Cl B                                      12,034                158,488
                                                                --------------
Total                                                               82,509,377
------------------------------------------------------------------------------

COMMERCIAL BANKS (2.1%)
AmSouth Bancorporation                          579,784             15,335,287
Comerica                                        258,098             13,418,515
Huntington Bancshares                           252,514              5,954,280
                                                                --------------
Total                                                               34,708,082
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                         SHARES               VALUE(a)

COMMERCIAL SERVICES & SUPPLIES (1.3%)
Dun & Bradstreet                                 63,994(b)      $    4,459,102
Pitney Bowes                                    111,683              4,612,508
Ritchie Bros Auctioneers                        119,104(c)           6,333,951
RR Donnelley & Sons                             218,484              6,980,563
                                                                --------------
Total                                                               22,386,124
------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.3%)
Tellabs                                       1,609,269(b)          21,419,370
------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.5%)
Diebold                                         207,728              8,437,911
------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (3.1%)
Chicago Bridge & Iron                           293,440(c)           7,086,576
Fluor                                           161,931             15,048,248
Insituform Technologies Cl A                     83,594(b)           1,913,467
McDermott Intl                                  637,033(b)          28,965,867
                                                                --------------
Total                                                               53,014,158
------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.4%)
Temple-Inland                                   151,550              6,496,949
------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Genuine Parts                                    95,115              3,962,491
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.3%)
CenturyTel                                      450,804             16,747,369
Citizens Communications                         329,816              4,304,099
Qwest
  Communications Intl                         2,173,992(b)          17,587,595
                                                                --------------
Total                                                               38,639,063
------------------------------------------------------------------------------

ELECTRIC UTILITIES (3.4%)
American Electric Power                         123,730              4,237,753
Consolidated Edison                             185,068              8,224,422
DPL                                             225,902              6,054,174
DTE Energy                                      152,564              6,215,457
Edison Intl                                     107,103              4,177,017
Pinnacle West Capital                           573,397             22,884,274
Xcel Energy                                     327,639              6,284,116
                                                                --------------
Total                                                               58,077,213
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                         SHARES               VALUE(a)

ELECTRICAL EQUIPMENT (2.3%)
Cooper Inds Cl A                                176,174         $   16,370,088
Energy Conversion Devices                        60,334(b)           2,197,968
FuelCell Energy                                 133,266(b,e)         1,276,688
Plug Power                                      177,856(b,e)           830,588
Rockwell Automation                             251,553             18,114,331
                                                                --------------
Total                                                               38,789,663
------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
Solectron                                     3,182,433(b)          10,883,921
------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (8.2%)
BJ Services                                     549,482             20,473,699
Cameron Intl                                    410,300(b)          19,600,031
ENSCO Intl                                      242,601             11,164,498
GlobalSantaFe                                   539,101             31,133,083
Hanover Compressor                                  427(b)               8,019
Nabors Inds                                     430,764(b,c)        14,555,516
Natl Oilwell Varco                              132,645(b)           8,399,081
Smith Intl                                      326,764             14,531,195
Weatherford Intl                                344,225(b)          17,080,445
                                                                --------------
Total                                                              136,945,567
------------------------------------------------------------------------------

FOOD PRODUCTS (2.5%)
Archer-Daniels-Midland                          395,712             16,334,992
Del Monte Foods                                 687,722              7,723,118
Reddy Ice Holdings                              231,860              4,718,351
Tyson Foods Cl A                                868,712             12,909,060
                                                                --------------
Total                                                               41,685,521
------------------------------------------------------------------------------

GAS UTILITIES (1.4%)
NiSource                                      1,069,624             23,360,588
------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Hospira                                         105,624(b)           4,535,495
------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.2%)
AmerisourceBergen                               253,282             10,617,581
Health Management
  Associates Cl A                               397,056              7,825,974
Humana                                          355,616(b)          19,096,579
                                                                --------------
Total                                                               37,540,134
------------------------------------------------------------------------------


See accompanying notes to investments in securities.

------------------------------------------------------------------------------
1 - RIVERSOURCE MID CAP VALUE FUND - PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                         SHARES               VALUE(a)

HOTELS, RESTAURANTS & LEISURE (1.9%)
Hilton Hotels                                   502,237         $   14,203,262
Royal Caribbean Cruises                         476,335             18,219,814
                                                                --------------
Total                                                               32,423,076
------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.0%)
Mohawk Inds                                      64,908(b)           4,566,278
Stanley Works                                   314,128             14,833,124
Whirlpool                                       183,526             15,168,424
                                                                --------------
Total                                                               34,567,826
------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.5%)
Textron                                          96,014              8,850,571
------------------------------------------------------------------------------

INSURANCE (14.6%)
ACE                                             607,516(c)          30,734,234
Aon                                           1,014,930             35,339,863
Axis Capital Holdings                           428,509(c)          12,259,642
Conseco                                         173,027(b)           3,996,924
Everest Re Group                                415,956(c)          36,009,311
Lincoln Natl                                    306,540             17,301,118
Loews                                           655,521             23,238,219
PartnerRe                                       409,900(c)          26,254,095
Torchmark                                       192,046             11,661,033
Willis Group Holdings                           300,200(c)           9,636,420
XL Capital Cl A                                 646,463(c)          39,628,181
                                                                --------------
Total                                                              246,059,040
------------------------------------------------------------------------------

IT SERVICES (2.0%)
Computer Sciences                               292,534(b)          14,170,347
Electronic Data Systems                         831,403             20,003,556
                                                                --------------
Total                                                               34,173,903
------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.0%)
Eastman Kodak                                   506,994(e)          12,056,317
Hasbro                                          252,208              4,567,487
                                                                --------------
Total                                                               16,623,804
------------------------------------------------------------------------------

MACHINERY (6.3%)
AGCO                                            840,621(b)          22,125,145
Dover                                           270,397             13,365,724
Eaton                                           403,781             30,445,087
Ingersoll-Rand Cl A                             544,398(c)          23,289,346
Manitowoc                                       179,103              7,970,084
Terex                                           102,750(b)          10,141,425
                                                                --------------
Total                                                              107,336,811
------------------------------------------------------------------------------

MEDIA (2.9%)
Interpublic Group of
  Companies                                   1,042,965(b)           8,708,758
Regal Entertainment
  Group Cl A                                    334,310              6,793,179
RH Donnelley                                    319,778             17,290,396
Tribune                                         476,511             15,453,252
                                                                --------------
Total                                                               48,245,585
------------------------------------------------------------------------------

METALS & MINING (2.4%)
Freeport-McMoRan
  Copper & Gold Cl B                            213,662             11,839,011
Nucor                                           290,390             15,753,658
Phelps Dodge                                    156,643             12,869,789
                                                                --------------
Total                                                               40,462,458
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES               VALUE(a)

MULTILINE RETAIL (1.6%)
Family Dollar Stores                            493,615(e)      $   12,059,014
Federated
  Department Stores                             115,320              4,220,712
JC Penney                                       170,874             11,535,704
                                                                --------------
Total                                                               27,815,430
------------------------------------------------------------------------------

MULTI-UTILITIES (1.4%)
CMS Energy                                      238,802(b)           3,090,098
Constellation
  Energy Group                                  166,763              9,091,919
Energy East                                     490,708             11,742,642
                                                                --------------
Total                                                               23,924,659
------------------------------------------------------------------------------

OFFICE ELECTRONICS (--%)
Xerox                                            20,813(b)             289,510
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.7%)
El Paso                                       1,069,184             16,037,760
Enbridge                                        300,731(c)           9,193,347
Hess                                            268,511             14,190,806
Newfield Exploration                            168,398(b)           8,241,398
Pioneer Natural Resources                       541,037             25,109,527
Southwestern Energy                              83,295(b)           2,595,472
Suncor Energy                                    75,102(c)           6,084,013
Sunoco                                          208,113             14,420,150
                                                                --------------
Total                                                               95,872,473
------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.8%)
Bowater                                         256,542              5,836,331
Louisiana-Pacific                                99,200              2,172,480
MeadWestvaco                                    215,136              6,008,748
                                                                --------------
Total                                                               14,017,559
------------------------------------------------------------------------------

PHARMACEUTICALS (1.0%)
King Pharmaceuticals                            362,773(b)           6,167,141
Mylan Laboratories                              377,931              7,558,620
Watson Pharmaceuticals                          144,245(b)           3,358,024
                                                                --------------
Total                                                               17,083,785
------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.4%)
Boston Properties                                  49,668            4,489,987
Crescent Real
  Estate Equities                                 391,289            7,262,324
Equity Residential                                345,492           15,453,858
Rayonier                                          356,073           13,498,727
                                                                --------------
Total                                                               40,704,896
------------------------------------------------------------------------------

ROAD & RAIL (1.9%)
CSX                                               457,147           32,201,435
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Intersil Cl A                                     587,638           13,662,584
Microchip Technology                              262,308            8,800,433
Natl Semiconductor                                806,907           19,244,732
                                                                --------------
Total                                                               41,707,749
------------------------------------------------------------------------------

SOFTWARE (1.6%)
BMC Software                                      791,869(b)        18,925,669
McAfee                                            353,368(b)         8,576,241
                                                                --------------
Total                                                               27,501,910
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------

ISSUER                                         SHARES               VALUE(a)

TEXTILES, APPAREL & LUXURY GOODS (2.0%)
Liz Claiborne                                   472,775         $   17,521,041
VF                                              244,455             16,603,384
                                                                --------------
Total                                                               34,124,425
------------------------------------------------------------------------------

TOBACCO (1.7%)
Loews - Carolina Group                          365,874(g)          18,794,948
Reynolds American                                92,738(e)          10,692,691
                                                                --------------
Total                                                               29,487,639
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,457,892,828)                                          $1,665,797,330

------------------------------------------------------------------------------
PREFERRED STOCKS (--%)
------------------------------------------------------------------------------

ISSUER                                         SHARES               VALUE(a)

Xerox
    6.25% Cv                                      2,560         $      288,051
------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $256,000)                                                $      288,051
------------------------------------------------------------------------------

------------------------------------------------------------------------------
BONDS (0.6%)
------------------------------------------------------------------------------

ISSUER                           COUPON      PRINCIPAL              VALUE(a)
                                  RATE        AMOUNT

Qwest Communications Intl
  Sr Unsecured
    11-15-25                      3.50%     $ 7,032,000         $   10,692,086
------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $7,032,000)                                              $   10,692,086

------------------------------------------------------------------------------
SHORT-TERM SECURITIES (4.4%)(F)
------------------------------------------------------------------------------

ISSUER                         EFFECTIVE       AMOUNT               VALUE(A)
                                 YIELD       PAYABLE AT
                                              MATURITY

Commercial Paper
CRC Funding LLC
    07-28-06                      5.20%     $10,000,000(d)      $    9,959,711
Cullinan Finance
    07-17-06                      5.21       10,000,000              9,975,444
HSBC Finance
    07-03-06                      5.29       13,900,000             13,893,872
Nieuw Amsterdam
    07-18-06                      5.23       15,000,000(d)          14,960,850
White Pine Finance LLC
    07-05-06                      5.09       10,000,000              9,992,931
Windmill Funding
    07-17-06                      5.15       15,000,000(d)          14,963,593
------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $73,757,057)                                             $   73,746,401
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,538,937,885)(h)                                       $1,750,523,868
==============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
2 - RIVERSOURCE MID CAP VALUE FUND - PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2006, the value of foreign securities represented 14.1% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the value of these securities amounted to $39,884,154 or 2.4% of net assets.

(e)   At June 30, 2006, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 2.1% of net assets. 2.3% of net assets is the Fund's cash equivalent position.

(g) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(h) At June 30, 2006, the cost of securities for federal income tax purposes was approximately $1,538,938,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                   $246,586,000
      Unrealized depreciation                                    (35,000,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                               $211,586,000
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


------------------------------------------------------------------------------
3 - RIVERSOURCE MID CAP VALUE FUND - PORTFOLIO HOLDINGS AT JUNE 30, 2006
------------------------------------------------------------------------------

                                                            S-6241-80 E (8/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 RiverSource Investment Series, Inc.


By                       /s/ William F. Truscott
                         -----------------------
                             William F. Truscott
                             President and Principal Executive Officer

Date                         August 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                       /s/ William F. Truscott
                         -----------------------
                             William F. Truscott
                             President and Principal Executive Officer

Date                         August 29, 2006



By                       /s/ Jeffrey P. Fox
                         -----------------------
                             Jeffrey P. Fox
                             Treasurer and Principal Financial Officer

Date                         August 29, 2006